INCOME TAXES - Components for loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States					$ (38,396)	$ (55,936)
International					(186)	160
Loss before provision for income taxes	$ (1,877)	$ (13,023)	$ (8,814)	$ (25,309)	$ (38,582)	$ (55,776)